SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	1	1	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	7.2203	7.2960	6.8676	7.1135	6.4580
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	1	1	1	1	1
Average Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	7.2064	7.0533	6.9761	6.5532	6.5095